GENERAL (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 ₪ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ₪ / shares	Nov. 11, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares	Aug. 31, 2019 $ / shares	Jun. 30, 2019 ₪ / shares
Issuance of shares	500,000
Ordinary shares, par value | ₪ / shares					₪ 0.01	₪ 0.01	₪ 0.01		₪ 0.01
Proceeds from initial public offering | $			$ 69,784
Number of subsidiaries		10
United Kingdom [Member]
Percentage of interest in subsidiaries					51.00%
IPO [Member]
Issuance of shares	5,000,000
Ordinary shares, par value | ₪ / shares	₪ 0.01
Price per share | $ / shares								$ 14
IPO [Member] | Underwriters Allotment Option [Member]
Issuance of shares	5,500,000